Income Tax Expense (Benefit) - Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal corporate income tax rate (in percent)	18.35%	(121.49%)	17.29%
Federal corporate income tax rate (in percent)	21.00%	21.00%	21.00%